Schedule of Investments
June 28, 2024 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 73.68%

Banks - Diversified - 1.31%
JPMorgan Chase & Co.	200	40,452

Capital Markets - 2.92%
The Goldman Sachs Group, Inc.	200	90,464

Consumer Electronics - 2.72%
Apple, Inc.	400	84,248

Drug Manufacturers - General - 3.32%
AbbVie, Inc.	600	102,912

Drug Manufacturers - Specialty & Generic - 3.67%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	113,750

Electrical Equipment & Parts - 0.31%
Plug Power, Inc. (2)	4,000	9,320

Entertainment - 0.64%
The Walt Disney Co.	200	19,858

Health Information Services - 0.10%
GE Healthcare Technologies, Inc.	41	3,195

Healthcare Plans - 0.57%
CVS Health Corp.	300	17,718

Integrated Circuit Design - 12.82%
Himax Technologies, Inc. ADR (2)	50,000	397,000

Luxury Goods - 3.18%
Tapestry, Inc.	2,300	98,417

Oil & Gas Integrated - 1.12%
Exxon Mobil Corp.	300	34,536

Pharmaceutical Retailers - 0.20%
Walgreens Boots Alliance, Inc.	500	6,048

Specialty Industrial Machinery - 0.64%
General Electric Co.	125	19,871

Semiconductors - 39.99%
Ase Technology Holding Co. Ltd. ADR (2)	10,000	114,200
NVIDIA Corp.	6,000	741,240
Silicon Motion Technology Corp. ADR	1,500	121,485
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	173,810
United Microelectronics Corp. ADR (2)	10,000	87,600

		1,238,335

Turbine Generators - 0.17%
GE Vernova LLC	31	5,317

Total Common Stock	(Cost $ 1,180,515)	2,281,440

Exchange-Traded Funds (3) - 24.32%

Direxion Daily 20+ Year Treasury Bull 3X Shares	800	38,800
Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	38,745
Direxion Daily Dow Jones Internet Bull 3X Shares	9,000	161,910
Direxion Daily Industrials Bull 3X Shares	1,000	49,320
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	6,220
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	47,910
Direxion Daily Real Estate Bull 3X Shares	2,000	17,560
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	750	17,068
Direxion Daily Semiconductor Bull 3X Shares	3,000	166,080
Direxion Financial Bull 3X Shares	1,300	131,287
Direxion Small Cap Bull 3X Shares	2,000	73,340
ProShares S&P 500 Dividend Aristocrats ETF	50	4,807

Total Exchange-Traded Funds	(Cost $ 432,246)	753,046

Money Market Registered Investment Companies (4) - 3.40%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	101,019	101,019
Morgan Stanley Institutional Liquidity Fund Government Portfolio Institutional Class - 4.97%	4,293	4,293

Total Money Market Registered Investment Companies	(Cost $ 105,312)	105,312

Total Investments - 101.40%	(Cost $ 1,718,073)	3,139,799

Liabilities in Excess of Other Assets - -1.40%		(43,230)

Total Net Assets - 100.00%		3,096,568

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,139,799	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,139,799	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at June 28, 2024.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.